CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Common stock, par value		$ 0.0001	$ 0.001	$ 0.0001	$ 0.001
Common stock, shares authorized		425,262,873	50,000,000	425,262,873	50,000,000
Common stock, shares issued		75,409,060	2,032,000	75,409,060	1,725,000
Common stock, shares outstanding		75,409,060	2,032,000	75,409,060	1,725,000
Preferred stock, par value		$ 0.0001		$ 0.0001
Preferred stock, shares authorized		74,737,127		74,737,127
Preferred stock, shares issued		74,737,127		74,737,127
Preferred stock, shares outstanding		74,737,127		74,737,127
Odinary shares subject to possible redemption			6,900,000		6,900,000
Ordinary shares subject to possible redemption, per share			$ 10.44		$ 10.44
Golden Star Acquisition Corporation [Member]
Common stock, par value	$ 0.001		$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares issued	2,032,000		2,032,000
Common stock, shares outstanding	2,032,000		2,032,000		1,725,000
Odinary shares subject to possible redemption	2,502,021		6,900,000
Ordinary shares subject to possible redemption, per share	$ 11.12		$ 10.44